Provisions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Provisions
Non-current	$ 47,827	$ 42,964
Current	5,977	6,926
Total provision	$ 53,804	$ 49,890